Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The significant components of the Provision for income tax expense (benefit) related to continuing operations are as follows (in millions):

	For the Year Ended December 31,
	2011	2010	2009
Current:
Federal	$1.4	$1.3	$1.8
State and local	(0.8)	1.6	(8.8)
Total current expense (benefit)	0.6	2.9	(7.0)
Deferred:
Federal	48.2	(682.2)	3.0
State and local	(11.7)	(61.5)	1.1
Total deferred expense (benefit)	36.5	(743.7)	4.1
Total income tax expense (benefit) related to continuing operations	$37.1	$(740.8)	$(2.9)

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of differences between the federal income tax at statutory rates and our actual income tax expense (benefit) on our income from continuing operations, which include federal, state, and other income taxes, is presented below:

	For the Year Ended December 31,
	2011	2010	2009
Tax expense at statutory rate	35.0%	35.0%	35.0%
Increase (decrease) in tax rate resulting from:
State income taxes, net of federal tax benefit	3.0%	4.7%	4.0%
Decrease in valuation allowance	(11.6)%	(431.5)%	(22.3)%
Settlement of tax claims	(7.2)%	13.2%	(6.6)%
Noncontrolling interests	(6.5)%	(8.3)%	(10.8)%
Adjustments to net operating loss carryforwards	2.9%	—%	—%
Interest, net	(1.6)%	(0.8)%	(1.2)%
Other, net	1.3%	(2.4)%	(0.8)%
Income tax expense (benefit)	15.3%	(390.1)%	(2.7)%

Schedule of Components of Deferred Tax Assets and Liabilities
The significant components of HealthSouth’s deferred tax assets and liabilities are as follows (in millions):

	As of December 31,
	2011	2010
Deferred income tax assets:
Net operating loss	$540.5	$628.8
Property, net	49.8	49.1
Insurance reserve	36.1	37.6
Stock-based compensation	22.7	19.9
Allowance for doubtful accounts	12.7	12.6
Alternative minimum tax	13.4	13.4
Carrying value of partnerships	10.4	15.6
Other accruals	16.1	21.9
Capital losses	4.1	11.8
Intangibles	—	9.6
Total deferred income tax assets	705.8	820.3
Less: Valuation allowance	(50.3)	(112.7)
Net deferred income tax assets	655.5	707.6
Deferred income tax liabilities:
Intangibles	(20.5)	—
Other	(0.3)	(0.2)
Total deferred income tax liabilities	(20.8)	(0.2)
Net deferred income tax assets	634.7	707.4
Less: Current deferred tax assets	26.6	28.1
Noncurrent deferred tax assets	$608.1	$679.3

Schedule of Unrecognized Tax Benefits Rollforward
A reconciliation of the beginning and ending liability for unrecognized tax benefits is as follows (in millions):

	Gross Unrecognized Income Tax Benefits	Accrued Interest and Penalties
January 1, 2009	$61.1	$2.9
Gross amount of increases in unrecognized tax benefits related to prior periods	0.1	0.1
Increases in unrecognized tax benefits relating to settlements with taxing authorities	2.7	—
Decreases in unrecognized tax benefits relating to settlements with taxing authorities	(8.5)	—
Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(4.5)	(1.1)
December 31, 2009	50.9	1.9
Gross amount of increases in unrecognized tax benefits related to prior periods	96.1	0.1
Gross amount of decreases in unrecognized tax benefits related to prior periods	(37.5)	—
Decreases in unrecognized tax benefits relating to settlements with taxing authorities	(93.0)	—
Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(3.9)	(0.9)
December 31, 2010	12.6	1.1
Gross amount of increases in unrecognized tax benefits related to prior periods	19.8	—
Gross amount of decreases in unrecognized tax benefits related to prior periods	(3.0)	—
Decreases in unrecognized tax benefits relating to settlements with taxing authorities	(20.2)	—
Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(3.2)	(1.0)
December 31, 2011	$6.0	$0.1